LITIGATION (Details Narrative) (USD $)	Dec. 31, 2011	Sep. 30, 2011
Litigation Details Narrative
Accrued settlement liability		$ 400,000
Outstanding settlement accrued liability	290,000
Settlement payment	$ 125,000
Shares of restricted Common Stock	100,000